UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA New Jersey Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey - 97.4%    $  7,220   ABN AMRO MuniTops Certificates Trust, New Jersey, GO, Refunding, VRDN,
                                 Series 2004-17, 3.94% due 7/15/2011 (b)(i)                                           $     7,220

                         9,995   ABN AMRO MuniTops Certificates Trust, New Jersey, Revenue Bonds, VRDN,
                                 Series 2005-46, 3.94% due 7/01/2013 (d)(i)                                                 9,995

                         8,875   Avalon Boro, New Jersey, GO, BAN, 4.50% due 5/23/2007                                      8,903

                        20,235   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Bonds (Encap Golf Holdings, LLC Project), VRDN, AMT,
                                 Series C, 3.93% due 4/01/2025 (i)                                                         20,235

                         4,000   Bergen County, New Jersey, Improvement Authority, Subordinate Special Purpose,
                                 Limited Obligation Revenue Refunding Bonds (Encap Golf Holdings, LLC Project),
                                 VRDN, AMT, Series B, 3.91% due 11/01/2025 (i)                                              4,000

                         3,000   Bordentown Township, New Jersey, BAN, 4.25% due 11/01/2007                                 3,013

                         2,165   Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN,
                                 3.94% due 9/01/2026 (i)                                                                    2,165

                         5,860   Camden County, New Jersey, Municipal Utilities Authority, County Agreement Sewer
                                 Revenue Refunding Bonds, Series B, 4.50% due 7/15/2007 (d)                                 5,890

                         7,731   Carlstadt, New Jersey, GO, BAN, 4.25% due 2/02/2007                                        7,738

                         3,800   Eagle Tax-Exempt Trust, New Jersey EDA, Revenue Refunding Bonds, VRDN, Series
                                 2006-0038 Class A, 3.95% due 9/01/2026 (a)(i)                                              3,800

                         9,970   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 3.96% due
                                 2/15/2007 (i)                                                                              9,970

                         8,425   Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue
                                 Refunding Bonds, VRDN, Series 2003-0041, Class A, 3.95% due 1/01/2030 (a)(i)               8,425

                        16,000   East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                         16,003

                         8,600   Freehold Township, New Jersey, GO, BAN, 4.25% due 8/01/2007                                8,635

                        13,565   Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation,
                                 Revenue Refunding Bonds, FLOATS, Series RR, 3.94% due 1/19/2017 (f)(i)                    13,565

                         4,326   Hardyston Township, New Jersey, GO, BAN, 4.25% due 2/08/2007                               4,330

                         2,726   Hopatcong Boro, New Jersey, GO, BAN, 4.35% due 9/21/2007                                   2,741

                        48,865   Hudson County, New Jersey, COP, MERLOTS, VRDN, Series A35, 3.94% due
                                 12/01/2021 (b)(i)                                                                         48,865

                         9,188   Jackson Township, New Jersey, GO, BAN, Series B, 4% due 12/06/2007                         9,223


Portfolio Abbreviations


To simplify the listings of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New Jersey           $  25,900   Lehman Municipal Trust Receipts, New Jersey State Transportation Trust Fund,
(concluded)                      Revenue Refunding Bonds, FLOATS, VRDN, Series 06-P63, 4.01% due 12/15/2023 (i)       $    25,900

                         9,357   Morristown, New Jersey, GO, BAN, 4.25% due 9/26/2007                                       9,404

                        29,560   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN, Series
                                 2006-3007, Class A, 3.96% due 1/18/2022 (a)(i)                                            29,560

                         7,360   Municipal Securities Trust Certificates, New Jersey, Revenue Bonds, VRDN, Series
                                 3023, Class A, 3.96% due 11/11/2030 (a)(i)                                                 7,360

                        12,800   New Jersey EDA, CP, 3.71% due 2/06/2007                                                   12,800

                        12,500   New Jersey EDA, CP, 3.69% due 3/05/2007                                                   12,500

                        15,000   New Jersey EDA, CP, 3.53% due 3/06/2007                                                   15,000

                         5,730   New Jersey EDA, Dock Facility Revenue Refunding Bonds (Bayonne/IMTT Project),
                                 VRDN, Series C, 3.87% due 12/01/2027 (i)                                                   5,730

                         5,400   New Jersey EDA, EDR (The Frisch School Project), VRDN, 3.86% due 5/01/2036 (i)             5,400

                         7,380   New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT, 3.98% due 12/01/2026 (i)      7,380

                         3,725   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A, 4.11% due
                                 11/01/2026 (i)                                                                             3,725

                         1,910   New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B, 4.11% due
                                 11/01/2011 (i)                                                                             1,910

                         9,100   New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), VRDN, 3.85% due
                                 9/01/2030 (i)                                                                              9,100

                         5,400   New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro West), VRDN,
                                 3.93% due 12/01/2018 (i)                                                                   5,400

                         7,160   New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), VRDN, 3.94% due 10/01/2023 (i)     7,160

                         6,100   New Jersey EDA, First Mortgage Revenue Bonds (Lion's Gate Project), VRDN, Series C,
                                 3.93% due 1/01/2020 (i)                                                                    6,100

                        39,000   New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                                 VRDN, AMT, Series A, 3.98% due 6/01/2026 (a)(i)                                           39,000

                        19,185   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series B, 3.83%
                                 due 10/01/2035 (i)                                                                        19,185

                         9,825   New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN, Series C, 3.83%
                                 due 10/01/2010 (i)                                                                         9,825

                         2,610   New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN, 3.98% due 4/01/2029 (i)         2,610

                         6,845   New Jersey EDA, Revenue Bonds, FLOATS, VRDN, Series 1515, 3.93% due 9/01/2036 (i)          6,845

                         1,820   New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN, 3.98% due 2/01/2022 (i)       1,820

                        21,965   New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series B-02, 3.94% due 6/15/2020 (b)(i)     21,965

                         3,535   New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project), VRDN, 3.98% due
                                 9/01/2021 (i)                                                                              3,535

                        12,100   New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series A, 3.91% due
                                 4/01/2031 (i)                                                                             12,100

                         3,375   New Jersey EDA, Revenue Bonds, ROCS, Series II-R-203, 3.94% due 6/15/2021 (a)(i)           3,375

                         3,090   New Jersey EDA, Revenue Bonds (Urban League Project), VRDN, 3.98% due 8/01/2019 (i)        3,090

                         2,720   New Jersey EDA, Revenue Bonds (YMCA of Montclair Project), VRDN, 4.08% due
                                 6/01/2022 (i)                                                                              2,720

                        19,475   New Jersey EDA, Revenue Refunding Bonds (Cedar Crest Village, Inc.), VRDN,
                                 Series B, 3.93% due 1/01/2036 (i)                                                         19,475

                         3,100   New Jersey EDA, Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 78G, 4.01%
                                 due 1/01/2037 (i)                                                                          3,100

                        19,100   New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN, Sub-Series
                                 R-1, 3.83% due 9/01/2031 (i)                                                              19,100

                        19,400   New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN,
                                 AMT, 3.93% due 7/01/2030 (i)                                                              19,400

                        11,340   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                 Specialized Hospital Project), VRDN, Series B, 3.87% due 7/01/2036 (i)                    11,340

                         4,999   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 702, 3.96% due 7/01/2014 (b)(i)                                                     4,999

                         9,356   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 943, 3.93% due 7/01/2024 (d)(i)                                                     9,356

                        11,925   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 1157, 3.93% due 7/01/2025 (d)(i)                                                   11,925

                         2,845   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Wiley Mission
                                 Project), VRDN, 3.89% due 7/01/2029 (i)                                                    2,845

                         2,835   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1163, 3.95% due 7/01/2018 (e)(i)                                            2,835

                         8,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (RWJ Health Care Corporation), VRDN, 3.91% due 7/01/2032 (i)                               8,000

                         8,315   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Centenary College), VRDN, Series A, 3.91% due 10/01/2033 (i)                              8,315

                         6,135   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 1419, 3.93% due 7/01/2036 (a)(i)                                      6,135

                         9,900   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                 (Princeton University), VRDN, Series B, 3.80% due 7/01/2022 (i)                            9,900

                        14,930   New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 247, 3.95% due 1/01/2013 (d)(h)(i)                           14,930

                         6,905   New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Refunding Bonds,
                                 VRDN, AMT, Series A, 3.89% due 5/01/2028 (f)(i)                                            6,905

                        25,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series Q, 3.95% due 4/01/2032 (i)                                              25,000

                         5,000   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Bonds,
                                 VRDN, AMT, Series R, 3.95% due 4/01/2038 (i)                                               5,000

                        10,925   New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                                 Bonds, VRDN, AMT, Series O, 4.03% due 10/01/2026 (i)                                      10,925

                        30,000   New Jersey State, TRAN, 4.50% due 6/22/2007                                               30,143

                         5,750   New Jersey State Transit Corporation, COP, ROCS, Series 15, 0.99% due
                                 9/15/2009 (a)(g)(i)                                                                        5,750

                         5,315   New Jersey State Transit Corporation, COP, ROCS, Series II-R-3045, 3.94% due
                                 9/15/2021 (d)(i)                                                                           5,315

                         3,090   New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 14Z, 3.97% due 12/15/2036 (a)(i)                                                    3,090

                         7,405   New Jersey State Transportation Trust Fund Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 963-D, 3.93% due 6/15/2025 (d)(i)                                                   7,405

                         6,075   New Jersey State Transportation Trust Fund Authority Revenue Bonds, MERLOTS, VRDN,
                                 Series A13, 3.94% due 6/15/2020 (b)(i)                                                     6,075

                        16,425   New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN,
                                 Series 332, 3.95% due 12/15/2015 (a)(i)                                                   16,425

                         7,015   New Jersey State Transportation Trust Fund Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-4040, 3.94% due 6/15/2022 (f)(i)                                               7,015

                         3,845   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1102, 3.93% due 12/15/2017 (f)(i)                                           3,845

                         2,995   New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds,
                                 FLOATS, Series 1117, 3.93% due 12/15/2016 (f)(i)                                           2,995

                         2,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, ROCS, VRDN, Series II-R-684Z, 3.96% due 12/15/2036 (a)(i)                           2,000

                        16,115   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, GO, Refunding, ROCS,
                                 VRDN, Series II-R-4032, 3.94% due 1/01/2021 (f)(i)                                        16,115

                        64,275   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                 3.88% due 1/01/2024 (f)(i)                                                                64,275

                        30,300   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                 3.88% due 1/01/2024 (f)(i)                                                                30,300

                        12,300   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, VRDN,
                                 Series D, 3.84% due 1/01/2018 (d)(i)                                                      12,300

                         8,777   Ocean Township, New Jersey, GO, BAN, 4% due 12/14/2007                                     8,813

                         4,345   Passaic County, New Jersey, Utilities Authority, Solid Waste System, Revenue
                                 Refunding Bonds, Series A, 4.50% due 2/23/2007                                             4,351

                        29,644   Passaic, New Jersey, GO, Refunding, BAN, 4.50% due 6/08/2007                              29,761

                         6,000   Piscataway Township, New Jersey, School District, GO, TAN, 4.35% due 8/29/2007             6,027

                         2,000   Port Authority of New York and New Jersey, CP, 3.52% due 2/08/2007                         2,000

                        17,000   Port Authority of New York and New Jersey, CP, 3.53% due 2/12/2007                        17,000

                         1,755   Port Authority of New York and New Jersey, PUTTERS, VRDN, AMT, Series 1089, 3.98%
                                 due 9/01/2013 (c)(i)                                                                       1,755

                         8,100   Port Authority of New York and New Jersey, Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1546, 3.95% due 10/01/2014 (i)                                                      8,100

                        54,450   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.97% due 8/01/2028 (i)     54,450

                        89,400   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 3.88% due 4/01/2024 (i)      89,400

                        41,300   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.88% due 12/01/2017 (i)     41,300

                        13,555   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, Series 3, 3.84% due 6/01/2020 (i)           13,555

                         4,600   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, Series 5, 3.84% due 8/01/2024 (i)            4,600

                         8,000   Rutherford, New Jersey, GO, TAN, 4.50% due 2/15/2007                                       8,008

                         3,695   South Orange Village Township, New Jersey, GO, BAN, 4.35% due 9/13/2007                    3,714

                         7,874   South Plainfield, New Jersey, GO, BAN, 4.25% due 9/25/2007                                 7,913

                         3,000   Stafford Township, New Jersey, GAN, 4.50% due 6/29/2007                                    3,009

                         4,630   University of Medicine and Dentistry of New Jersey, COP, ROCS, VRDN, Series
                                 II-R-6510, 3.94% due 6/15/2024 (b)(i)                                                      4,630

                         1,417   Wycoff Township, New Jersey, BAN, 4.50% due 8/14/2007                                      1,424


Puerto Rico - 1.0%      12,500   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                 Revenue Bonds, ROCS, VRDN, Series II-R-636CE, 3.93% due 8/30/2009 (i)                     12,500

                                 Total Investments (Cost - $1,220,058*) - 98.4%                                         1,220,058
                                 Other Assets Less Liabilities - 1.6%                                                      19,940
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 1,239,998
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) Radian Insured.

(f) FSA Insured.

(g) Prerefunded.

(h) Escrowed to maturity.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007